Income Taxes - Summary of Effective Tax Rates (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Statement [Line Items]
Combined Canadian federal and provincial income taxes at the statutory tax rate		$ 3,211	$ 2,651
Tax-exempt income from securities		(36)	(45)
Foreign operations subject to different tax rates	[1]	(264)	(365)
Change in tax rate for deferred taxes		7	3
Income attributable to investments in associates and joint ventures		(51)	(36)
Other		(42)
Provision for income taxes in our Consolidated Statement of Income and effective tax rate		$ 2,825	$ 2,208
Combined Canadian federal and provincial income taxes at the statutory tax rate		27.80%	27.80%
Tax-exempt income from securities		(0.30%)	(0.50%)
Foreign operations subject to different tax rates	[1]	(2.30%)	(3.80%)
Change in tax rate for deferred taxes		0.10%
Income attributable to investments in associates and joint ventures		(0.40%)	(0.30%)
Other		(0.40%)
Provision for income taxes in our Consolidated Statement of Income and effective tax rate		24.50%	23.20%

[1]	Global minimum tax rules became effective this fiscal year, and as a result, our effective tax rate increased by approximately 55 basis points for the year ended October 31, 2025.